Collaboration Revenue (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenues
Total collaboration revenue	$ 8	$ 77	$ 82
Farxiga: sales milestones
Revenues
Total collaboration revenue		44	77
Crestor: sales milestones
Revenues
Total collaboration revenue		32
Other Collaboration Revenue
Revenues
Total collaboration revenue		$ 1	$ 5